Note 04 - Entity-Wide Disclosures by Geographic Area (Detail: Text Values) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity-Wide Disclosures by Geographic Area [Abstract]
Increase of net interest income in IB due to presentation of tax-exempt securities as fully taxable, offsetted by reversal in C&O	€ 10	€ 33	€ 40